UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 04345)

Exact name of registrant as specified in charter:	Putnam Tax Free Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2009

Date of reporting period: April 30, 2009

Item 1. Schedule of Investments:

Putnam AMT-Free Municipal Fund

The fund's portfolio
4/30/09 (Unaudited)

Key to abbreviations
AGO -- Assured Guaranty, Ltd.
AMBAC -- AMBAC Indemnity Corporation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FRB -- Floating Rate Bonds
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
NATL -- National Public Finance Guarantee Corp.
PSFG -- Permanent School Fund Guaranteed
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (98.8%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (0.9%)
AL Hsg. Fin. Auth. Rev. Bonds (Single Fam. Mtge.)
Ser. A-1, GNMA Coll., FNMA Coll., 6.05s, 4/1/17	Aaa	$285,000	$290,290
Ser. G, GNMA Coll., FNMA Coll., FHLMC Coll., 5 1/2s,
10/1/37	Aaa	2,560,000	2,579,738
			2,870,028

Alaska (1.6%)
AK State Hsg. Fin. Corp. Rev. Bonds, Ser. A, 4.4s,
12/1/31	Aaa	1,955,000	1,937,816
Anchorage, G.O. Bonds, Ser. D, AMBAC, 5s, 8/1/25	AA	3,420,000	3,589,222
			5,527,038

Arizona (0.6%)
Glendale, Wtr. & Swr. Rev. Bonds, AMBAC, 5s, 7/1/28	AA	2,000,000	2,023,800
			2,023,800

Arkansas (0.9%)
Fayetteville, Sales & Use Tax Cap. Impt. Rev. Bonds,
Ser. A, FSA, 4s, 11/1/21	AAA	645,000	654,598
Springdale, Sales & Use Tax Rev. Bonds, FSA, 4.2s,
7/1/24	AAA	2,500,000	2,461,300
			3,115,898

California (14.4%)
Beaumont, Fin. Auth. Local Agcy. Special Tax Bonds,
Ser. C, AMBAC, 4 3/4s, 9/1/28	A	2,370,000	1,897,256
CA State G.O. Bonds
6 1/2s, 4/1/33	A2	5,000,000	5,381,600
5 3/4s, 4/1/31	A2	2,000,000	2,040,220
CA State Dept. of Wtr. Resources Rev. Bonds (Central
Valley), Ser. AE, 5s, 12/1/29	AAA	2,500,000	2,573,400
CA State Pub. Wks. Board Rev. Bonds (Riverside
Campus), Ser. B, 6s, 4/1/25	A3	3,000,000	3,074,070
CA Statewide Cmntys., Dev. Auth. Rev. Bonds (St.
Joseph), NATL, 5 1/8s, 7/1/24	AA	2,000,000	1,951,220
Golden State Tobacco Securitization Corp. Rev. Bonds
(Tobacco Settlement), Ser. B, AMBAC, FHLMC Coll., FNMA
Coll., 5s, 6/1/38 (Prerefunded)	AAA	2,475,000	2,742,473
Ser. A, AMBAC, zero %, 6/1/24	Aa2	5,000,000	1,822,000
Grossmont-Cuyamaca, Cmnty. College Dist. G.O. Bonds
(Election of 2002), Ser. B, FGIC, zero %, 8/1/17	AA	2,100,000	1,541,274
Los Angeles, Unified School Dist. G.O. Bonds (Election
of 2004), Ser. C, FGIC, 5s, 7/1/26	Aa3	2,745,000	2,770,885
Merced, City School Dist. G.O. Bonds (Election
of 2003), NATL
zero %, 8/1/25	AA-	1,190,000	486,686
zero %, 8/1/24	AA-	1,125,000	505,440
zero %, 8/1/23	AA-	1,065,000	517,750
zero %, 8/1/22	AA-	1,010,000	523,231
Sacramento, City Fin. Auth. Tax Alloc. Bonds, Ser. A,
FGIC, zero %, 12/1/21	AA-	5,500,000	2,519,440
Sacramento, Muni. Util. Dist. Fin. Auth. Rev. Bonds
(Cosumnes), NATL
5s, 7/1/19	AA-	3,000,000	2,912,940
5s, 7/1/18	AA-	4,000,000	3,947,760
San Diego, Unified School Dist. G.O. Bonds (Election
of 1998), Ser. E, FSA, 5 1/4s, 7/1/19 (Prerefunded)	AAA	2,000,000	2,251,520
Santa Ana, Fin. Auth. Lease Rev. Bonds (Police Admin.
& Hldg. Fac.), Ser. A, NATL, 6 1/4s, 7/1/17	AA-	3,680,000	4,150,120
Walnut Valley, Unified School Dist. G.O. Bonds
(Election of 2007), Ser. A, FSA
5s, 8/1/28	AAA	1,055,000	1,080,805
5s, 8/1/27	AAA	1,745,000	1,798,257
Walnut, Energy Ctr. Auth. Rev. Bonds, Ser. A, AMBAC,
5s, 1/1/24	A1	2,000,000	2,030,560

			48,518,907

Colorado (1.3%)
Adams & Arapahoe Cntys., Joint School Dist. G.O. Bonds
(No. 28J Aurora), Ser. A, FSA, 5 1/4s, 12/1/18	AAA	2,810,000	3,040,729
CO Pub. Hwy. Auth. Rev. Bonds (E-470 Pub. Hwy.), Ser.
C1, NATL, 5 1/2s, 9/1/24	AA	1,000,000	882,210
E-470 Pub. Hwy. Auth. Rev. Bonds, Ser. A, NATL, zero
%, 9/1/34	AA-	3,525,000	426,278
			4,349,217

Connecticut (0.4%)
CT State Hlth. & Edl. Fac. Auth. VRDN (Yale U.), Ser.
V-1, 0.3s, 7/1/36	VMIG1	1,200,000	1,200,000
			1,200,000

Florida (9.9%)
Cape Coral, Wtr.& Swr. Rev. Bonds, AMBAC, 5s, 10/1/26	A2	2,000,000	1,866,400
Fleming Island, Plantation Cmnty. Dev. Dist. Special
Assmt. Bonds, NATL, 4 1/2s, 5/1/31	Baa1	995,000	646,213
Hernando Cnty., Rev. Bonds (Criminal Justice Complex
Fin.), FGIC, 7.65s, 7/1/16	AA-	13,675,000	16,677,210
Lee Cnty., Rev. Bonds, XLCA, 5s, 10/1/25	Aa3	2,000,000	2,023,360
Miami-Dade Cnty., Wtr. & Swr. Rev. Bonds, FSA, XLCA,
5s, 10/1/23	AAA	1,000,000	1,041,020
Orlando & Orange Cnty., Expressway Auth. Rev. Bonds,
FGIC, 8 1/4s, 7/1/14	AA-	5,000,000	6,137,600
Sumter Cnty., School Dist. Rev. Bonds (Multi-Dist.
Loan Program), FSA, 7.15s, 11/1/15	AAA	3,935,000	4,849,612
			33,241,415

Georgia (2.0%)
Burke Cnty., Poll. Control Dev. Auth. Mandatory Put
Bonds (Oglethorpe Pwr. Corp.), Class E, NATL, 4 3/4s,
4/1/11	AA	3,000,000	3,077,940
Fulton Cnty., Dev. Auth. Rev. Bonds (Klaus Pkg. & Fam.
Hsg. Project), NATL, 5 1/4s, 11/1/20	Aa3	3,360,000	3,582,163
			6,660,103

Illinois (8.3%)
Chicago, G.O. Bonds, Ser. A, AMBAC, 5 5/8s, 1/1/39	Aa3	155,000	155,676
Chicago, Board of Ed. G.O. Bonds, Ser. A, NATL,
5 1/4s, 12/1/19	AA-	1,500,000	1,583,775
Cicero, G.O. Bonds, Ser. A, XLCA, 5 1/4s, 1/1/21	BBB+/P	2,250,000	1,849,095
Du Page Cnty., Cmnty. High School Dist. G.O. Bonds
(Dist. No. 108 - Lake Park), FSA, 5.6s, 1/1/20	Aa3	1,000,000	1,073,910
IL G.O. Bonds, Ser. 1, NATL, 5 1/4s, 10/1/19	AA-	5,000,000	5,258,750
IL Fin. Auth. Rev. Bonds (Rush U. Med. Ctr.), Ser. B,
NATL, 5 3/4s, 11/1/28	AA	2,500,000	2,420,350
IL State Toll Hwy. Auth. Rev. Bonds, Ser. A-1, FSA
5s, 1/1/23	AAA	3,750,000	3,926,475
5s, 1/1/22	AAA	2,500,000	2,641,350
Metro. Pier & Exposition Auth. Dedicated State Tax
Rev. Bonds (McCormick), Ser. A, NATL, zero %, 12/15/22	AA-	5,500,000	2,687,960
Regl. Trans. Auth. Rev. Bonds, Ser. A, AMBAC, 8s,
6/1/17	Aa2	5,000,000	6,469,100
			28,066,441

Indiana (3.9%)
Center Grove, Ind. Bldg. Corp. Rev. Bonds (First
Mtg.), FGIC, 5s, 7/15/25	AA+	1,345,000	1,384,489
IN Muni. Pwr. Agcy. Supply Syst. Rev. Bonds
Ser. B, 5 3/4s, 1/1/29	A1	1,000,000	1,023,720
Ser. A, AMBAC, 5s, 1/1/20	A1	5,695,000	5,946,776
IN State Hsg. Fin. Auth. Rev. Bonds (Single Family
Mtge.), Ser. A-1, GNMA Coll., FNMA Coll.
4.2s, 7/1/17	Aaa	210,000	216,462
4.15s, 7/1/16	Aaa	305,000	314,964
4.1s, 7/1/15	Aaa	95,000	98,063
3.95s, 7/1/14	Aaa	295,000	304,649
3.9s, 1/1/14	Aaa	210,000	216,773
Rockport, Poll. Control FRB (IN-MI Pwr. Co.)
Ser. A, 6 1/4s, 6/1/25	Baa2	2,000,000	2,015,400
Ser. B, 6 1/4s, 6/1/25	Baa2	1,500,000	1,507,860
			13,029,156

Louisiana (2.7%)
Ernest N. Morial-New Orleans Exhibit Hall Auth.
Special Tax, AMBAC, 5s, 7/15/20	A	5,730,000	3,913,819
LA Rev. Bonds, Ser. A, AMBAC, 5 3/8s, 6/1/19	AA	3,000,000	3,127,740
Lafayette, Pub. Pwr. Auth. Elec. Rev. Bonds, NATL, 5s,
11/1/32	AA-	2,000,000	1,938,180
			8,979,739

Maryland (0.5%)
MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (U.
of MD Med. Syst.), AMBAC, 5 1/4s, 7/1/28	A	2,000,000	1,849,520
			1,849,520

Massachusetts (2.2%)

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Harvard U.), Ser. A, 5 1/2s, 11/15/36	Aaa	1,815,000	1,969,003
(Care Group), Ser. B-2, NATL, 5 3/8s, 2/1/28	AA-	1,000,000	893,940
MA State Hlth. & Edl. Fac. Auth. VRDN (Harvard U.),
Ser. R, 0.3s, 11/1/49	VMIG1	2,400,000	2,400,000
MA State Tpk. Auth. Hwy. Syst. Rev. Bonds, Ser. A,
NATL, 5s, 1/1/37	AA-	2,805,000	2,258,698
			7,521,641

Michigan (8.2%)
Detroit, City School Dist. G.O. Bonds (School Bldg. &
Site Impt.), Ser. B, FGIC, 5s, 5/1/25	AA	7,890,000	6,942,490
Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, FSA,
6 1/4s, 7/1/36	AAA	1,575,000	1,621,368
Kent, Hosp. Fin. Auth. Rev. Bonds (Spectrum Hlth.
Care), Ser. A, NATL, 5 1/2s, 1/15/17 (Prerefunded)	AA	500,000	552,095
MI Muni. Board Auth. Rev. Bonds (Clean Wtr. Revolving
Fund), 5s, 10/1/25	Aaa	1,000,000	1,043,950
MI State Hosp. Fin. Auth. Rev. Bonds (Mercy Hlth.),
Ser. X, NATL, 6s, 8/15/34 (Prerefunded)	AA-	1,650,000	1,690,673
MI State Strategic Fund, Ltd. Mandatory Put Bonds
(Detroit Edison Co.), AMBAC, 4.85s, 9/1/11	Baa1	3,500,000	3,602,760
MI State Strategic Fund, Ltd. Rev. Bonds (Detroit
Edison Co.), AMBAC, 7s, 5/1/21	A	4,000,000	4,640,240
Midland Cnty., Bldg. Auth. G.O. Bonds, FSA
5s, 10/1/25	AAA	1,000,000	1,021,030
5s, 10/1/24	AAA	1,150,000	1,186,524
Northern Michigan U. Rev. Bonds, Ser. A, FSA, 5s,
12/1/27	AAA	1,775,000	1,836,433
Western MI U. Rev. Bonds, FSA, 5s, 11/15/28	AAA	3,500,000	3,618,125
			27,755,688

Mississippi (1.1%)
MS Dev. Bank Rev. Bonds (West Rankin Util. Auth.),
FSA, 5s, 1/1/27	AAA	1,315,000	1,337,092
MS Home Corp. Rev. Bonds (Single Fam. Mtge.), Ser.
D-1, GNMA Coll., FNMA Coll., 6.1s, 6/1/38	Aaa	2,325,000	2,387,171
			3,724,263

Missouri (2.9%)
MO State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Washington U. (The)), Ser. A, 5 3/8s, 3/15/39	Aaa	2,750,000	2,909,665
MO State Hlth. & Edl. Fac. Auth. VRDN (Washington U.
(The))
Ser. D, 0.45s, 9/1/30	VMIG1	5,300,000	5,300,000
Ser. B, 0.48s, 9/1/30	VMIG1	1,500,000	1,500,000
			9,709,665

New Hampshire (0.4%)
NH Muni. Bond Bank Rev. Bonds, Ser. C, NATL, 5s,
3/15/25	Aa2	1,195,000	1,262,589
			1,262,589

New Jersey (0.9%)
NJ State Tpk. Auth. Rev. Bonds, Ser. A, AMBAC, 5s,
1/1/30	A+	3,000,000	3,019,920
			3,019,920

New York (8.8%)
Erie Cnty., Indl. Dev. Agcy. School Fac. Rev. Bonds
(City School Dist. Buffalo), Ser. A, FSA
5 3/4s, 5/1/28	AAA	2,275,000	2,380,537
5 3/4s, 5/1/27	AAA	6,590,000	6,934,591
Nassau Cnty., Hlth. Care Syst. Rev. Bonds (Nassau
Hlth. Care Corp.), FSA
6s, 8/1/13 (Prerefunded)	AAA	4,610,000	4,760,793
6s, 8/1/12 (Prerefunded)	AAA	2,285,000	2,359,742
NY City, G.O. Bonds, Ser. H-1, 5s, 3/1/18	AA	1,500,000	1,619,760
NY City, Hsg. Dev. Corp. Rev. Bonds, Ser. A, FGIC,
NATL, 5s, 7/1/25	AA+	1,000,000	997,740
NY State Dorm. Auth. Rev. Bonds (Brooklyn Law School),
Ser. B, XLCA
5 3/8s, 7/1/22	Baa1	2,270,000	2,112,689
5 3/8s, 7/1/20	Baa1	2,215,000	2,094,792
NY State Dorm. Auth. Personal Income Tax Rev. Bonds
(Ed.), Ser. B, 5 3/4s, 3/15/36	AAA	2,000,000	2,155,900
Sales Tax Asset Receivable Corp. Rev. Bonds, Ser. A,
AMBAC, 5s, 10/15/29	AAA	3,000,000	3,092,100
Syracuse, Indl. Dev. Agcy. School Fac. Rev. Bonds
(Syracuse City School Dist.), Ser. A, FSA, 5s, 5/1/25	AAA	1,000,000	1,049,450
			29,558,094

North Carolina (1.5%)
NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba
Elec.), Ser. A, NATL, 5 1/4s, 1/1/19	AA-	5,000,000	5,152,000
			5,152,000

Ohio (5.6%)
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds,
Ser. A-2

5 7/8s, 6/1/30	BBB	5,000,000	3,374,300
5 3/4s, 6/1/34	BBB	500,000	297,270
5 3/8s, 6/1/24	BBB	4,550,000	3,694,009
5 1/8s, 6/1/24	BBB	1,885,000	1,488,207
Lorain Cnty., Hosp. Rev. Bonds (Catholic), Ser. C-2,
FSA, 5s, 4/1/24	AAA	2,000,000	2,082,420
Morley Library Dist. G.O. Bonds (Lake Cnty. Dist.
Library), AMBAC, 5 1/4s, 12/1/19	A2	1,535,000	1,612,318
OH Hsg. Fin. Agcy. Single Fam. Mtge. Rev. Bonds, Ser.
85-A, FGIC, FHA Insd., zero %, 1/15/15	AAA/P	45,000	25,469
OH State Air Quality Dev. Auth. Rev. Bonds (First
Energy), Ser. A, 5.7s, 2/1/14	Baa1	2,800,000	2,807,783
U. of Akron Rev. Bonds, Ser. B, FSA, 5 1/4s, 1/1/26	AAA	3,375,000	3,609,528
			18,991,304

Pennsylvania (1.2%)
Erie Cnty., Convention Ctr. Auth. Rev. Bonds
(Convention Ctr. Hotel), FGIC, 5s, 1/15/22	AA-	1,415,000	1,458,708
Erie Cnty., Indl. Dev. Poll. Control Rev. Bonds (Intl.
Paper), Ser. A, 5.3s, 4/1/12	BBB	500,000	484,905
PA Econ. Dev. Fin. Auth. Wtr. Fac. Rev. Bonds
(American Wtr. Co.), 6.2s, 4/1/39	A	1,900,000	1,971,022
			3,914,635

Puerto Rico (1.5%)
Cmnwlth. of PR, G.O. Bonds, Ser. C-7, NATL, 6s, 7/1/27	AA	1,500,000	1,508,250
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds,
Ser. A, 6s, 7/1/38	Baa3	2,890,000	2,726,975
Cmnwlth. of PR, Infrastructure Fin. Auth. Special Tax
Bonds, Ser. C, FGIC, 5 1/2s, 7/1/19	BBB+	865,000	849,119
			5,084,344

South Dakota (0.4%)
SD Hsg. Dev. Auth. Rev. Bonds (Home Ownership Mtge.),
Ser. J, 4.6s, 5/1/19	AAA	1,250,000	1,270,325
			1,270,325

Texas (9.6%)
Dallas Cnty., Util. & Reclaimation Dist. G.O. Bonds,
Ser. B, AMBAC, 5 3/8s, 2/15/29	A	2,500,000	2,268,475
Dallas, Indpt. School Dist. G.O. Bonds (School Bldg.),
PSFG, 6s, 2/15/27	Aaa	2,500,000	2,819,525
Friendswood, Indpt. School Dist. G.O. Bonds
(Schoolhouse), PSFG, 5s, 2/15/26	Aaa	1,500,000	1,588,380
Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (Texas
Med. Ctr.), Ser. B-1, 0.45s, 9/1/31	VMIG1	1,465,000	1,465,000
Hays Cnty., G.O. Bonds, FSA, 5s, 8/15/24	Aa3	1,190,000	1,244,312
Houston, Arpt. Syst. Rev. Bonds, FSA, 5s, 7/1/21	AAA	5,280,000	5,344,152
La Joya, Indpt. School Dist. G.O. Bonds (School
Bldg.), PSFG, 5s, 2/15/30	Aaa	2,500,000	2,584,150
Laredo, I S D Pub. Fac. Corp. Rev. Bonds, Ser. C,
AMBAC, 5s, 8/1/29	A	1,000,000	1,007,920
Mansfield, Indpt. School Dist. G.O. Bonds, PSFG, 5s,
2/15/27	Aaa	2,000,000	2,071,860
Mission Cons., Indpt. School Dist. G.O. Bonds, PSFG,
5s, 2/15/23	Aaa	1,000,000	1,071,670
Nacogdoches, Indpt. School Dist. G.O. Bonds, PSFG,
5 1/2s, 2/15/15	Aaa	140,000	148,359
North TX Thruway Auth. Rev. Bonds
Ser. A, NATL, 5 1/8s, 1/1/28	AA-	1,500,000	1,501,455
Ser. D, AGO, zero %, 1/1/28	AAA	2,700,000	914,220
Pharr, San Juan - Alamo, Indpt. School Dist. G.O.
Bonds (School Bldg.), PSFG, 5s, 2/1/30	Aaa	2,000,000	2,059,800
San Antonio Wtr. Rev. Bonds, FSA, 5 1/2s, 5/15/20	AAA	4,000,000	4,257,480
TX Trans. Comm. Mandatory Put Bonds (Central Texas
Tpk. Syst.), 5s, 2/15/11	Baa1	2,000,000	2,007,600
			32,354,358

Utah (2.3%)
Intermountain Pwr. Agcy. Rev. Bonds, Ser. A, NATL,
U.S. Govt. Coll., 6.15s, 7/1/14 (Prerefunded)	AA-	7,790,000	7,791,169
			7,791,169

Washington (2.3%)
WA State Pub. Pwr. Supply Syst. Rev. Bonds (Nuclear
No. 3), Ser. B, NATL, 7 1/8s, 7/1/16	Aaa	6,000,000	7,689,780
			7,689,780

West Virginia (1.5%)
Econ. Dev. Auth. Lease Rev. Bonds (Correctional
Juvenile Safety), Ser. A, NATL, 5s, 6/1/29	AA-	5,000,000	5,008,700
			5,008,700

Wisconsin (1.0%)
WI State Rev. Bonds, Ser. A, 6s, 5/1/27	AA-	2,000,000	2,136,280
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds (Prohealth
Care, Inc.), 6 5/8s, 2/15/39	A1	1,250,000	1,247,625
			3,383,905

TOTAL INVESTMENTS

Total investments (cost $327,800,031)(b)	$332,623,642

NOTES

(a) Percentages indicated are based on net assets of $336,614,614.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at April 30, 2009 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at April 30, 2009. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at April 30, 2009 and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $327,800,031, resulting in gross unrealized appreciation and depreciation of $13,689,692 and $8,866,081, respectively, or net unrealized appreciation of $4,823,611.

The rates shown on VRDN, Mandatory Put Bonds, and FRB are the current interest rates at April 30, 2009.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The fund had the following sector concentrations greater than 10% at April 30, 2009 (as a percentage of net assets):

Utilities	21.0%
Local Government	14.1
State Government	12.2

The fund had the following insurance concentrations greater than 10% at April 30, 2009 (as a percentage of net assets):

NATL	21.9%
FSA	20.6
AMBAC	16.8
FGIC	12.3

Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of April 30, 2009:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$--	$--

Level 2	332,623,642	--

Level 3	--	--

Total	$332,623,642	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Free Income Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: June 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: June 26, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: June 26, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 04345)

Exact name of registrant as specified in charter:	Putnam Tax Free Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2009

Date of reporting period: April 30, 2009

Item 1. Schedule of Investments:

Putnam Tax-Free High Yield Fund

The fund's portfolio
4/30/09 (Unaudited)

Key to abbreviations
AGO -- Assured Guaranty, Ltd.
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FNMA Coll. -- Federal National Mortgage Association Collateralized
FRN -- Floating Rate Notes
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
NATL -- National Public Finance Guarantee Corp.
Radian Insd. -- Radian Group Insured
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (96.5%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (1.4%)
Jackson Cnty., Hlth. Care Auth. Rev. Bonds, 5.7s,
5/1/19	BB+	$7,605,000	$6,085,217
Mobile, Special Care Fac. Fin. Auth. VRDN (Infirmary
Hlth. Syst.), Ser. A, 0.5s, 2/1/40	VMIG1	2,000,000	2,000,000
Montgomery, Med. Clinic Board Hlth. Care Fac. Rev.
Bonds (Jackson Hosp. & Clinic), 5 1/4s, 3/1/36	Baa2	1,955,000	1,399,409
Sylacauga, Hlth. Care Auth. Rev. Bonds (Coosa Valley
Med. Ctr.), Ser. A
6s, 8/1/35	B/P	750,000	518,565
6s, 8/1/25	B/P	1,700,000	1,302,064
			11,305,255

Arizona (2.9%)
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande
Regl. Med. Ctr.), Ser. A
7 5/8s, 12/1/29	B+/P	7,300,000	6,071,921
7 1/4s, 12/1/19	B+/P	500,000	436,750
Cochise Cnty., Indl. Dev. Auth. Rev. Bonds
(Sierra Vista Regl. Hlth. Ctr.), 7 3/4s, 12/1/30	BBB-/P	3,095,000	3,105,740
(Sierra Vista Cmnty. Hosp.), 6.45s, 12/1/17	BBB-/P	2,075,000	2,039,642
(Sierra Vista Regl. Hlth. Ctr.), Ser. A, 6.2s, 12/1/21	BBB-/P	910,000	832,677
Glendale, Indl. Dev. Auth. Rev. Bonds (John C. Lincoln
Hlth.), 5s, 12/1/42	BBB	1,000,000	740,580
Maricopa Cnty., Poll. Control Rev. Bonds (El Paso
Elec. Co.), Ser. A, 7 1/4s, 2/1/40	Baa2	4,800,000	5,056,080
Navajo Cnty., Indl. Dev. Rev. Bonds (Stone Container
Corp.), 7.2s, 6/1/27	B-/P	2,500,000	425,000
Pima Cnty., Indl. Dev. Auth. Rev. Bonds
(Tucson Elec. Pwr.), Ser. A, 6 3/8s, 9/1/29	Baa3	2,500,000	2,264,000
(Horizon Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB	2,450,000	1,755,253
Salt Verde, Fin. Corp. Gas Rev. Bonds, 5s, 12/1/37	A	1,430,000	974,774
			23,702,417

Arkansas (0.3%)
Arkadelphia, Pub. Ed. Fac. Board Rev. Bonds (Ouachita
Baptist U.), 6s, 3/1/33	BB/P	2,000,000	1,561,160
Little River Cnty., Rev. Bonds (Georgia-Pacific
Corp.), 5.6s, 10/1/26	B2	1,290,000	786,410
			2,347,570

California (7.3%)
ABAG Fin. Auth. COP (American Baptist Homes), Ser. A,
5.85s, 10/1/27	BBB-	3,000,000	2,388,660
CA Infrastructure & Econ. Dev. Bank Rev. Bonds
Ser. A, ACA, zero %, 12/1/24	B/P	2,000,000	218,680
(Cap. Appn.), Ser. A, ACA, zero %, 12/1/23	B/P	2,000,000	232,140
CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA)
5 1/4s, 2/1/46	Baa2	7,000,000	4,652,060
5 1/4s, 2/1/37	Baa2	1,250,000	864,788
CA Poll. Control Fin. Auth. Solid Waste Disp. Rev.
Bonds (Waste Management, Inc.), Ser. A-2, 5.4s, 4/1/25	BBB	5,500,000	4,791,984
CA Statewide Cmnty. Dev. Auth. Rev. Bonds (Thomas
Jefferson School of Law), Ser. A, 7 1/4s, 10/1/38	BB+	2,025,000	1,544,832
CA Statewide Cmnty. Dev. Auth. 144A Rev. Bonds (Front
Porch Cmntys. & Svcs.), Ser. A, 5 1/8s, 4/1/37	BBB	3,300,000	2,108,040
CA Statewide Cmnty. Dev. Auth. Special Tax Rev. Bonds
(Citrus Garden Apt. Project - D1), 5 1/4s, 7/1/22	A	1,000,000	939,050
CA Statewide Cmnty., Dev. Auth. Rev. Bonds (Irvine
LLC-UCI East Campus), 6s, 5/15/40	Baa2	2,000,000	1,626,500
Cathedral City, Impt. Board Act of 1915 Special Assmt.
Bonds (Cove Impt. Dist.), Ser. 04-02
5.05s, 9/2/35	BB+/P	1,790,000	1,255,005
5s, 9/2/30	BB+/P	1,695,000	1,208,094
Chula Vista, Cmnty. Fac. Dist. Special Tax Rev. Bonds
(No. 07-1 Otay Ranch Village Eleven), 5.8s, 9/1/28	BB/P	1,905,000	1,359,103
(No. 07-I Otay Ranch Village Eleven), 5.1s, 9/1/26	BB/P	360,000	246,780
Foothill/Eastern Corridor Agcy. Rev. Bonds (CA Toll
Roads), 5 3/4s, 1/15/40	Baa3	1,500,000	1,102,650
Golden State Tobacco Securitization Corp. Rev. Bonds

Ser. A-1, 5s, 6/1/33	BBB	2,200,000	1,403,930
Ser. A, AMBAC, zero %, 6/1/24	A2	23,000,000	8,381,200
Irvine, Impt. Board Act of 1915 Special Assmt. (Dist.
No. 03-19)
5s, 9/2/29	BB/P	1,775,000	1,199,012
5s, 9/2/25	BB/P	1,350,000	934,943
Irvine, Impt. Board Act of 1915 Ltd. Oblig. Special
Assmt. Bonds (No. 03-19 Group 4), 5s, 9/2/29	BB+/P	705,000	480,895
North Natomas, Cmnty. Fac. Special Tax Bonds
(Dist. No. 4), Ser. D, 5s, 9/1/33	BBB/P	345,000	225,475
Ser. D, 5s, 9/1/26	BBB/P	1,090,000	782,947
Oakley, Pub. Fin. Auth. Rev. Bonds, 5 7/8s, 9/2/24	BB-/P	1,345,000	1,077,601
Orange Cnty., Cmnty. Fac. Dist. Special Tax Rev. Bonds
(Ladera Ranch No. 02-1), Ser. A, 5.55s, 8/15/33	BBB/P	2,875,000	2,167,174
Sacramento, Special Tax Rev. Bonds (North Natomas
Cmnty. Fac.)
Ser. 01-03, 6s, 9/1/28	BBB/P	700,000	535,325
Ser. 97-01, 5.1s, 9/1/35	BB/P	2,895,000	1,911,974
Ser. 97-01, 5s, 9/1/29	BB/P	1,355,000	914,327
San Francisco City & Cnty. Redev. Agcy. Cmnty. Fac.
Dist. Special Tax (No. 6 Mission Bay South), Ser. A,
5.15s, 8/1/35	BB-/P	1,000,000	666,050
San Joaquin Hills, Trans. Corridor Agcy. Toll Rd. Rev.
Bonds, Ser. A, 5 1/2s, 1/15/28	Ba2	1,500,000	1,068,960
Santaluz, Cmnty. Facs. Dist. No. 2 Special Tax Rev.
Bonds (Impt. Area No. 1), Ser. B, 6 3/8s, 9/1/30	BBB/P	6,500,000	5,517,590
Southern CA Pub. Pwr. Auth. Rev. Bonds (Natural Gas),
Ser. A, 5 1/4s, 11/1/21	A	1,500,000	1,299,465
Sunnyvale, Special Tax Rev. Bonds (Cmnty. Fac. Dist.
No. 1), 7 3/4s, 8/1/32	BB-/P	3,780,000	3,308,899
Thousand Oaks, Cmnty. Fac. Dist. Special Tax Rev.
Bonds (Marketplace 94-1), zero %, 9/1/14	B/P	6,030,000	3,998,493
			60,412,626

Colorado (1.6%)
CO Edl. & Cultural Fac. Auth. VRDN (National Jewish
Federation Bond), Ser. A1, 0.5s, 9/1/33	VMIG1	3,500,000	3,500,000
CO Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmntys.), Ser. A, 9s, 1/1/34	BB-/P	750,000	753,780
(Evangelical Lutheran), 5.9s, 10/1/27	A3	5,000,000	4,614,850
(Christian Living Cmntys.), Ser. A, 5 3/4s, 1/1/26	BB-/P	1,550,000	1,108,793
(Valley View Assn.), 5 1/4s, 5/15/42	BBB	1,250,000	894,075
CO Springs, Hosp. Rev. Bonds, 6 3/8s, 12/15/30	A3	755,000	706,733
Denver, City & Cnty. Special Fac. Arpt. Rev. Bonds
(United Airlines), Ser. A, 5 1/4s, 10/1/32	B-	675,000	348,125
E-470 Pub. Hwy. Auth. Rev. Bonds, Ser. A, NATL, zero
%, 9/1/34	AA-	12,000,000	1,451,160
			13,377,516

Connecticut (0.8%)
CT State Dev. Auth. 1st. Mtg. Gross Rev. Hlth. Care
Rev. Bonds (Elim Street Park Baptist, Inc.), 5.85s,
12/1/33	BBB+	2,000,000	1,471,460
CT State Dev. Auth. Poll. Control Rev. Bonds (Western
MA), Ser. A, 5.85s, 9/1/28	Baa2	5,000,000	4,829,050
			6,300,510

Delaware (--%)
New Castle Cnty., Rev. Bonds (Newark Charter School,
Inc.), 5s, 9/1/36	BBB+	600,000	380,934
			380,934

District of Columbia (0.2%)
DC Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A,
zero %, 6/15/46	BBB/F	94,730,000	1,978,910
			1,978,910

Florida (4.8%)
Aberdeen, Cmnty. Dev. Dist. Special Assmt. Bonds, Ser.
1, 5 1/4s, 11/1/15	B/P	1,285,000	783,953
Cap. Region Cmnty., Dev. Dist. Special Assmt. Bonds,
Ser. A, 7s, 5/1/39	BB-/P	1,000,000	711,830
Escambia Cnty., Env. Impt. Rev. Bonds (Intl. Paper
Co.), Ser. A, 5s, 8/1/26	BBB	1,500,000	1,003,800
Escambia Cnty., Hlth. Fac. Auth. Rev. Bonds (Baptist
Hosp. & Baptist Manor), 5 1/8s, 10/1/19	Baa1	1,650,000	1,410,816
Fishhawk, Cmnty. Dev. Dist. II Rev. Bonds, Ser. B,
5 1/8s, 11/1/09	BB/P	1,175,000	948,378
Heritage Harbour Marketplace Cmnty., Dev. Dist.
Special Assmt., 5.6s, 5/1/36	BB-/P	2,475,000	1,455,300
Heritage Isle at Viera, Cmnty. Dev. Dist. Special
Assmt., Ser. B, 5s, 11/1/09	BB/P	335,000	311,728
Jacksonville, Econ. Dev. Comm. Hlth. Care Fac. Rev.
Bonds (Proton Therapy Inst.), Class A, 6s, 9/1/17	B/P	1,395,000	1,273,454
Jacksonville, Econ. Dev. Comm. Indl. Dev. Rev. Bonds
(Gerdau Ameristeel US, Inc.), 5.3s, 5/1/37	Ba1	4,750,000	2,481,874
Lakeland, Retirement Cmnty. Rev. Bonds (1st Mtge. -
Carpenters), 6 3/8s, 1/1/43	BBB-/F	820,000	587,251
Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(Shell Pt./Alliance Oblig. Group), 5 1/8s, 11/15/36	BB+	925,000	561,373
(Shell Pt./Alliance), 5s, 11/15/32	BB+	3,210,000	1,969,239
(Shell Pt./Alliance Cmnty.), 5s, 11/15/22	BB+	2,000,000	1,457,680
Main St. Cmnty., Dev. Dist. Special Assmt. Bonds,

Ser. A, 6.8s, 5/1/38	BB-/P	740,000	478,454
Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount
Sinai Med. Ctr.), Ser. A, 6.7s, 11/15/19	Ba2	2,000,000	1,543,700
Middle Village Cmnty. Dev. Dist. Special Assmt.,
Ser. A, 6s, 5/1/35	BB-/P	2,000,000	1,249,560
Myrtle Creek, Impt. Dist. Special Assmt. Bonds,
Ser. A, 5.2s, 5/1/37	BB-/P	2,175,000	1,160,928
Palm Coast Pk. Cmnty. Dev. Dist. Special Assmt. Bonds,
5.7s, 5/1/37	BB-/P	2,630,000	1,458,993
Reunion West, Cmnty. Dev. Dist. Special Assmt. Bonds,
6 1/4s, 5/1/36	BB-/P	4,030,000	1,981,108
Sarasota Cnty., Hlth. Fac. Auth. Retirement Fac. Rev.
Bonds (Village On The Isle), 5 1/2s, 1/1/27	BBB-/F	1,850,000	1,281,107
Six Mile Creek, Cmnty. Dev. Dist. Special Assmt.,
5 7/8s, 5/1/38	BB-/P	2,000,000	939,860
South Bay, Cmnty. Dev. Dist. Rev. Bonds, Ser. B-1,
5 1/8s, 11/1/09 (In default) (NON)	B-/P	2,035,000	712,250
South Village, Cmnty. Dev. Dist. Rev. Bonds, Ser. A,
5.7s, 5/1/35	BB-/P	2,870,000	1,723,148
Split Pine, Cmnty. Dev. Dist. Special Assmt. Bonds,
Ser. A, 5 1/4s, 5/1/39	BB-/P	4,750,000	2,369,300
Tampa Bay, Cmnty. Dev. Dist. Special Assmt. Bonds (New
Port), Ser. A, 5 7/8s, 5/1/38	BB-/P	1,880,000	695,600
Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds
6.55s, 5/1/27	BB-/P	1,300,000	938,275
5.4s, 5/1/37	BB-/P	2,385,000	1,351,007
Town Ctr. at Palm Coast Cmnty., Dev. Dist. Special
Assmt., 6s, 5/1/36	BB-/P	1,920,000	1,100,870
Verandah, West Cmnty. Dev. Dist. Rev. Bonds (Cap.
Impt.), Ser. A, 6 5/8s, 5/1/33	BBB-/P	905,000	733,231
Verano Ctr. Cmnty. Dev. Dist. Special Assmt. Bonds
(Cmnty. Infrastructure)
Ser. A, 5 3/8s, 5/1/37	BB-/P	1,000,000	480,000
Ser. B, 5s, 11/1/13	BB-/P	2,990,000	1,614,600
Wentworth Estates, Cmnty. Dev. Dist. Special Assmt.
Bonds, Ser. A, 5 5/8s, 5/1/37	BB-/P	1,940,000	946,351
World Commerce Cmnty. Dev. Dist. Special Assmt.,
Ser. A-1
6 1/2s, 5/1/36	BB-/P	1,945,000	912,244
6 1/4s, 5/1/22	BB-/P	1,585,000	775,541
			39,402,803

Georgia (2.0%)
Effingham Cnty., Indl. Dev. Auth. Rev. Bonds (Georgia
Pacific Corp.), 6 1/2s, 6/1/31	B2	3,400,000	2,386,391
Fulton Cnty., Res. Care Fac. Rev. Bonds
(Canterbury Court), Class A, 6 1/8s, 2/15/34	BB-/P	1,800,000	1,269,450
(First Mtge. - Lenbrook), Ser. A, 5 1/8s, 7/1/42	B/P	1,000,000	560,570
(First Mtge. - Lenbrook), Ser. A, 5s, 7/1/17	B/P	2,240,000	1,748,365
Main St. Natural Gas, Inc. Rev. Bonds (GA Gas)
Ser. A, 5 1/2s, 9/15/21	A2	3,375,000	2,711,543
Ser. B, 5s, 3/15/15	A2	2,000,000	1,722,340
Marietta, Dev. Auth. Rev. Bonds (U. Fac. - Life U.,
Inc.), 7s, 6/15/39	Ba3	4,150,000	3,133,747
Med. Ctr. Hosp. Auth. Rev. Bonds (Spring Harbor Green
Island), 5 1/4s, 7/1/27	B+/P	3,050,000	2,153,849
Rockdale Cnty., Dev. Auth. Rev. Bonds (Visy Paper),
Ser. A, 6 1/8s, 1/1/34	B+/P	1,400,000	896,434
			16,582,689

Idaho (0.1%)
ID Hsg. & Fin. Assn. Rev. Bonds (Single Fam. Mtge.),
Ser. C-2, FHA Insd., 5.15s, 7/1/29	Aaa	905,000	878,212
			878,212

Illinois (2.4%)
Chicago, Special Assmt. Bonds (Lake Shore East),
6 3/4s, 12/1/32	BB/P	1,500,000	1,033,245
Du Page Cnty., Special Svc. Area No. 31 Special Tax
Bonds (Monarch Landing), 5 5/8s, 3/1/36	BB-/P	900,000	539,226
IL Fin. Auth. Rev. Bonds
(Rush U. Med. Ctr.), Ser. A, 7 1/4s, 11/1/38	A3	2,150,000	2,233,548
(Monarch Landing, Inc.), Ser. A, 7s, 12/1/27	B/P	2,350,000	1,503,742
(Landing At Plymouth Place), Ser. A, 6s, 5/15/25	B+/P	1,550,000	1,128,059
(Silver Cross Hosp. & Med.), 5 1/2s, 8/15/30	A	4,000,000	3,388,520
(Roosevelt U.), 5.4s, 4/1/27	Baa1	1,210,000	1,064,473
IL Fin. Auth. Solid Waste Disposal (Waste Mgmt.,
Inc.), Ser. A, 5.05s, 8/1/29	BBB	5,045,000	3,915,726
IL Hlth. Fac. Auth. Rev. Bonds
(Cmnty. Rehab. Providers Fac.), 8 1/4s, 8/1/12
(Prerefunded)	CCC/P	160,947	132,118
(Cmnty. Rehab. Providers Fac.), Ser. A, 7 7/8s, 7/1/20	CCC/P	757,463	591,859
(St. Benedict), Ser. 03A-1, 6.9s, 11/15/33
(In default) (NON)	D/P	1,000,000	400,000
(Elmhurst Memorial Hlth. Care), 5 5/8s, 1/1/28	Baa1	6,000,000	4,732,560
			20,663,076

Indiana (0.8%)
Anderson, Econ. Dev. Rev. Bonds (Anderson U.), 5s,
10/1/32	BBB-/F	2,450,000	1,544,676
IN Bk. Special Program Gas Rev. Bonds, Ser. A, 5s,
10/15/17	Aa3	6,000,000	5,445,000
			6,989,676

Iowa (3.7%)
IA Fin. Auth. Hlth. Care Fac. Rev. Bonds (Care
Initiatives)
9 1/4s, 7/1/25 (Prerefunded)	AAA	13,515,000	16,030,005
Ser. A, 5 1/4s, 7/1/18	BB+	2,500,000	1,961,575
Ser. A, 5 1/4s, 7/1/17	BB+	2,200,000	1,772,892
IA Fin. Auth. Hlth. Fac. Rev. Bonds
(Dev. Care Initiatives), Ser. A, 5 1/2s, 7/1/25	BB+	3,185,000	2,190,930
(Care Initiatives), Ser. A, 5s, 7/1/20	BB+	1,700,000	1,235,900
IA Fin. Auth. Retirement Cmnty. Rev. Bonds (Friendship
Haven), Ser. A, 6s, 11/15/24	BB/P	300,000	226,704
Marion Hlth. Care Fac. Rev. Bonds (First Mtg.), Ser.
IA, 1.76s, 1/1/29	B+/P	45,000	35,109
Tobacco Settlement Auth. of IA Rev. Bonds
Ser. B, 5.6s, 6/1/34	BBB	9,000,000	5,489,460
Ser. C, 5 3/8s, 6/1/38	BBB	3,000,000	1,677,780
			30,620,355

Kansas (0.7%)
KS State Dev. Fin. Auth. VRDN (Sisters of Charity),
Ser. C, 0.5s, 12/1/19	VMIG1	1,340,000	1,340,000
Lenexa, Hlth. Care Fac. Rev. Bonds
5 1/2s, 5/15/39	BBB-	3,500,000	2,130,625
5 3/8s, 5/15/27	BBB-	3,900,000	2,614,092
			6,084,717

Kentucky (1.0%)
KY Econ. Dev. Fin. Auth. Rev. Bonds (First Mtg.), Ser.
IA, 8s, 1/1/29	B+/P	260,000	202,852
KY Econ. Dev. Fin. Auth. Hlth. Syst. Rev. Bonds
(Norton Hlth. Care), Ser. A, 6 5/8s, 10/1/28	Baa1	1,365,000	1,337,918
Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst.
Rev. Bonds (Norton Hlth. Care, Inc.), 5s, 10/1/30	A-	4,000,000	3,181,280
Louisville/Jefferson Cnty., Metro. Govt. College Rev.
Bonds (Bellarmine U.), Ser. A, 6s, 5/1/38	Baa2	855,000	739,122
Shelby Cnty., Lease Rev. VRDN, Ser. A, 0.45s, 9/1/34	VMIG1	2,665,000	2,665,000
			8,126,172

Louisiana (2.1%)
LA Hlth. Ed. Auth. Rev. Bonds (Lambert House), Ser. A,
6.2s, 1/1/28	AAA/F	3,000,000	2,253,390
LA Local Govt. Env. Fac. Cmnty. Dev. Auth. Rev. Bonds
(St. James Place), Ser. A, 7s, 11/1/20 (Prerefunded)	AAA/P	8,828,000	9,268,164
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 01-B,
5 7/8s, 5/15/39	BBB	5,350,000	3,726,329
W. Feliciana Parish, Poll. Control Rev. Bonds (Entergy
Gulf States), Ser. B, 6.6s, 9/1/28	BBB	2,170,000	2,109,826
			17,357,709

Maine (0.3%)
Rumford, Solid Waste Disp. Rev. Bonds (Boise Cascade
Corp.), 6 7/8s, 10/1/26	B2	5,500,000	2,794,495
			2,794,495

Maryland (2.3%)
Howard Cnty., Rev. Bonds, Ser. A, U.S. Govt. Coll.,
8s, 5/15/29 (Prerefunded)	AAA	5,000,000	5,528,700
MD Econ. Dev. Corp. Poll. Control Rev. Bonds
(Potomac), 6.2s, 9/1/22	Baa1	1,700,000	1,813,152
MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds
(WA Cnty. Hosp.), 6s, 1/1/43	BBB-	4,760,000	3,848,364
(Medstar Hlth.), 5 1/4s, 5/15/46	A3	3,500,000	2,974,020
(Edenwald), Ser. A, 5.2s, 1/1/20	BB/P	350,000	275,244
(Edenwald), Ser. A, 5 1/8s, 1/1/19	BB/P	100,000	79,806
MD State Indl. Dev. Fin. Auth. Econ. Dev. Rev. Bonds
(Our Lady of Good Counsel School), Ser. A, 6s, 5/1/35	BB-/P	600,000	410,580
Westminster, Econ. Dev. Rev. Bonds (Carroll Lutheran
Village), Ser. A
6 1/4s, 5/1/34	BB/P	3,800,000	2,747,210
6s, 5/1/24	BB/P	2,000,000	1,530,420
			19,207,496

Massachusetts (5.7%)
MA State Dev. Fin. Agcy. Rev. Bonds
(Lasell College), 6 3/4s, 7/1/31	BB+/P	305,000	298,412
(Linden Ponds, Inc. Fac.), Ser. A, 5 3/4s, 11/15/42	BB/P	2,500,000	1,389,175
(Linden Ponds, Inc.), Ser. A, 5 3/4s, 11/15/35	BB/P	1,645,000	945,447
(Eastern Nazarene College), 5 5/8s, 4/1/29	BB+	2,000,000	1,365,980
(Linden Ponds, Inc.), Ser. A, 5 1/2s, 11/15/27	BB/P	1,000,000	607,000
(Wheelock College), Ser. C, 5 1/4s, 10/1/37	BBB	2,000,000	1,558,560
(Wheelock College), Ser. C, 5 1/4s, 10/1/29	BBB	1,300,000	1,062,022
MA State Dev. Fin. Agcy. Hlth. Care Fac. Rev. Bonds
(Adventcare), Ser. A, 6.65s, 10/15/28	B/P	2,150,000	1,544,689
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Civic Investments/HPHC), Ser. A, 9s, 12/15/15
(Prerefunded)	AAA/P	7,115,000	8,517,224
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BB-	6,035,000	4,245,924
(UMass Memorial), Ser. C, 6 5/8s, 7/1/32	Baa2	9,750,000	8,759,204
(Quincy Med. Ctr.), Ser. A, 6 1/2s, 1/15/38	BB-/P	5,000,000	3,444,450
(Berkshire Hlth. Syst.), Ser. E, 6 1/4s, 10/1/31	BBB+	4,400,000	3,837,108
(Hlth. Care Syst.-Covenant Hlth.), 6s, 7/1/31	A	5,685,000	5,378,579

(Fisher College), Ser. A, 5 1/8s, 4/1/37	BBB-	1,400,000	911,120
(Milford Regl. Med.), Ser. E, 5s, 7/15/32	Baa3	1,000,000	642,790
(Milford Regl. Med.), Ser. E, 5s, 7/15/27	Baa3	2,750,000	1,874,015
MA State Indl. Fin. Agcy. Rev. Bonds (1st Mtge. Stone
Institution & Newton), 7.9s, 1/1/24	BB-/P	750,000	661,860
			47,043,559

Michigan (3.0%)
Advanced Tech. Academy Pub. School Rev. Bonds, 6s,
11/1/28	BBB-	1,750,000	1,314,128
Ann Arbor, Econ. Dev. Corp. Ltd. Oblig. Rev. Bonds
(Glacier Hills, Inc.), State & Local Govt. Coll.,
8 3/8s, 1/15/19 (Prerefunded)	AAA	2,086,000	2,638,748
Detroit, G.O. Bonds (Cap. Impt.), Ser. A-1, 5s, 4/1/15	BB	2,880,000	2,384,150
Dickinson Cnty., Econ. Dev. Corp. Rev. Bonds, 5 3/4s,
6/1/16	BBB	5,000,000	4,532,000
Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med.
Ctr.), 6s, 7/1/20	Ba1	2,350,000	2,032,069
Garden City, Hosp. Fin. Auth. Rev. Bonds (Garden City
Hosp.), Ser. A
5 3/4s, 9/1/17	Ba1	1,595,000	1,363,247
5 5/8s, 9/1/10	Ba1	335,000	330,769
MI State Hosp. Fin. Auth. Rev. Bonds (Oakwood Hosp.),
Ser. A, 5 3/4s, 4/1/32	A2	2,500,000	2,036,625
MI State Hsg. Dev. Auth. Rev. Bonds, Ser. A, 3.9s,
6/1/30	AA+	3,680,000	3,623,365
MI State Strategic Fund Solid Waste Disp. Rev. Bonds
(SD Warren Co.), Ser. C, 7 3/8s, 1/15/22	BB/P	5,000,000	3,899,200
MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A,
6s, 6/1/34	BBB	425,000	274,618
			24,428,919

Minnesota (1.8%)
Douglas Cnty., Gross Hlth. Care Fac. Rev. Bonds
(Douglas Cnty. Hosp.), Ser. A, 6 1/4s, 7/1/34	BBB-	2,400,000	1,941,096
Inver Grove Heights, Nursing Home Rev. Bonds
(Presbyterian Homes Care)
5 1/2s, 10/1/41	B/P	1,000,000	637,020
5 3/8s, 10/1/26	B/P	250,000	178,585
North Oaks, Sr. Hsg. Rev. Bonds (Presbyterian Homes)
6 1/8s, 10/1/39	BB/P	1,375,000	1,057,155
6s, 10/1/27	BB/P	1,250,000	1,021,488
Northfield, Hosp. Rev. Bonds, 5 3/8s, 11/1/31	BBB-	1,500,000	1,092,135
Sauk Rapids Hlth. Care & Hsg. Fac. Rev. Bonds (Good
Shepherd Lutheran Home), 6s, 1/1/34	B+/P	800,000	528,528
St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev.
Bonds (HealthPartners Oblig. Group), 5 1/4s, 5/15/36	Baa1	5,035,000	3,926,948
St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds
(Healtheast), 6s, 11/15/35	Ba1	1,250,000	912,525
St. Paul, Port Auth. Lease Rev. Bonds (Regions Hosp.
Pkg. Ramp), Ser. 1
5s, 8/1/36	BBB-/P	275,000	157,465
5s, 8/1/21	BBB-/P	950,000	666,425
Washington Cnty., Hsg. & Redev. Auth. Rev. Bonds
(Healtheast), 5 1/2s, 11/15/27	Ba1	4,250,000	3,121,115
			15,240,485

Mississippi (1.0%)
MS Bus. Fin. Corp. Poll. Control Rev. Bonds (Syst.
Energy Resources, Inc.), 5 7/8s, 4/1/22	BBB	2,000,000	1,738,540
MS Home Corp. Rev. Bonds (Single Fam. Mtge.),
Ser. B-2, GNMA Coll., FNMA Coll., 6.45s, 12/1/33	Aaa	2,485,000	2,543,671
Warren Cnty., Gulf Opportunity Zone (Intl. Paper Co.),
Ser. A, 6 1/2s, 9/1/32	BBB	4,400,000	3,899,675
			8,181,886

Missouri (1.0%)
Carthage, Hosp. Rev. Bonds, 5 7/8s, 4/1/30	B-/P	1,100,000	791,428
Kansas City, Indl. Dev. Auth. Hlth. Fac. Rev. Bonds
(First Mtg. Bishop Spencer), Ser. A, 6 1/4s, 1/1/24	BB-/P	2,000,000	1,489,780
MO State Hlth. & Edl. Fac. Auth. VRDN
(Washington U. (The)), Ser. C, 0.45s, 9/1/30	VMIG1	400,000	400,000
(Sisters of Mercy Hlth.), Ser. A, 0.45s, 6/1/16	VMIG1	4,500,000	4,500,000
MO State Hsg. Dev. Comm. Mtge. Rev. Bonds (Single Fam.
Home Ownership Loan), Ser. A-1, GNMA Coll., FNMA
Coll., 6 3/4s, 3/1/34	AAA	735,000	735,764
			7,916,972

Montana (0.1%)
MT Fac. Fin. Auth. Rev. Bonds (Sr. Living St. Johns
Lutheran), Ser. A, 6s, 5/15/25	B+/P	750,000	527,985
MT State Board Inv. Exempt Fac. Rev. Bonds (Still
Water Mining Project), 8s, 7/1/20	B-	750,000	554,663
			1,082,648

Nebraska (1.3%)
Central Plains, Energy Project Rev. Bonds (NE Gas No.
1), Ser. A, 5 1/4s, 12/1/18	BBB+	1,500,000	1,290,255
Kearney, Indl. Dev. Rev. Bonds
(Great Platte River), 8s, 9/1/12 (In default) (NON)	D/P	123,433	23,452
(Brookhaven), zero %, 9/1/12 (In default) (NON)	D/P	1,582,934	23,744
NE Edl. Fin. Auth. VRDN (Creighton U.), 0.45s, 7/1/35	VMIG1	9,400,000	9,400,000

			10,737,451

Nevada (1.5%)
Clark Cnty., Impt. Dist. Special Assmt. Bonds
(Summerlin No. 142), 6 3/8s, 8/1/23	BB/P	970,000	681,910
(Summerlin No. 151), 5s, 8/1/25	BB/P	305,000	171,218
(Summerlin No. 151), 5s, 8/1/20	BB/P	340,000	194,477
(Summerlin No. 151), 5s, 8/1/19	BB/P	1,150,000	679,443
(Summerlin No. 151), 5s, 8/1/18	BB/P	1,115,000	681,655
(Summerlin No. 151), 5s, 8/1/17	BB/P	1,320,000	834,121
Clark Cnty., Indl. Dev. Rev. Bonds (NV Pwr. Co.), Ser.
C, 5 1/2s, 10/1/30	BB+	2,500,000	2,118,700
Henderson, Local Impt. Dist. Special Assmt. Bonds
(No. T-16), 5 1/8s, 3/1/25	BB/P	490,000	222,230
(No. T-16), 5.1s, 3/1/21	BB/P	1,215,000	552,375
(No. T-17), 5s, 9/1/25	BB/P	805,000	485,141
(No. T-16), 5s, 3/1/20	BB/P	975,000	443,742
(No. T-18), 5s, 9/1/16	BB-/P	375,000	171,604
(No. T-18), 5s, 9/1/15	BB-/P	2,295,000	1,052,166
(No. T-18), 5s, 9/1/14	BB-/P	2,330,000	1,072,546
(No. T-16), 4.8s, 3/1/15	BB/P	1,745,000	801,705
Las Vegas, Local Impt. Board Special Assmt.
(Special Impt. Dist. No. 607), 6s, 6/1/19	BB/P	970,000	666,652
(Dist. No. 607), 5.9s, 6/1/18	BB/P	195,000	136,863
(Dist. No. 607), 5.9s, 6/1/17	BB/P	1,455,000	1,053,871
			12,020,419

New Hampshire (1.6%)
NH Higher Edl. & Hlth. Fac. Auth. Rev. Bonds
(Rivermead at Peterborough), 5 3/4s, 7/1/28	BB/P	6,000,000	4,411,620
NH Hlth. & Ed. Fac. Auth. Rev. Bonds (Huntington
at Nashua), Ser. A, 6 7/8s, 5/1/33	BB-/P	2,400,000	2,050,871
NH State Bus. Fin. Auth. Poll. Control Rev. Bonds
(Pub. Svc. Co.), Ser. D, 6s, 5/1/21	Baa1	7,000,000	6,842,290
NH State Bus. Fin. Auth. Poll. Control & Solid Waste
Rev. Bonds (Crown Paper Co.), 7 3/4s, 1/1/22
(In default) (NON)	D	8,275,222	828
			13,305,609

New Jersey (4.0%)
Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds
(The Evergreens), 5 5/8s, 1/1/38	BB+/P	5,500,000	3,471,545
NJ Econ. Dev. Auth. Rev. Bonds
(Newark Arpt. Marriot Hotel), 7s, 10/1/14	Ba1	4,000,000	3,610,760
(First Mtge. Presbyterian Home), Ser. A, 6 3/8s,
11/1/31	BB/P	500,000	353,810
(United Methodist Homes), Ser. A-1, 6 1/4s, 7/1/33	BB+	3,000,000	2,144,910
(First Mtge. Presbyterian Home), Ser. A, 6 1/4s,
11/1/20	BB/P	500,000	407,105
(Cranes Mill), Ser. A, 6s, 7/1/38	BBB/F	1,750,000	1,229,970
(First Mtge. Lions Gate), Ser. A, 5 7/8s, 1/1/37	B/P	800,000	562,080
(Cigarette Tax), 5 1/2s, 6/15/24	Baa2	12,000,000	9,241,080
NJ Econ. Dev. Auth. Retirement Cmnty. Rev. Bonds
(Seabrook Village, Inc.), 5 1/4s, 11/15/36	BB-/P	3,590,000	2,073,081
NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38	BBB-	6,000,000	4,661,940
(St. Peter's U. Hosp.), 5 3/4s, 7/1/37	Baa2	4,500,000	3,445,694
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 1A, 5s,
6/1/29	BBB	3,100,000	2,012,644
			33,214,619

New Mexico (1.4%)
Farmington, Poll. Control Rev. Bonds
(Tucson Elec. Pwr. Co. San Juan), Ser. A, 6.95s,
10/1/20	Baa3	5,500,000	5,500,770
(San Juan), Ser. A, 4 7/8s, 4/1/33	Baa3	7,660,000	5,323,470
(San Juan), Ser. B, 4 7/8s, 4/1/33	Baa3	1,450,000	1,007,707
			11,831,947

New York (5.2%)
Albany, Indl. Dev. Agcy. Rev. Bonds (Charitable
Leadership), Ser. A, 5 3/4s, 7/1/26	B3	2,000,000	1,379,860
Broome Cnty., Indl. Dev. Agcy. Continuing Care
Retirement Rev. Bonds (Good Shepherd Village), Ser. A,
6 7/8s, 7/1/40	B/P	715,000	522,315
Huntington, Hsg. Auth. Sr. Hsg. Fac. Rev. Bonds
(Gurwin Jewish Sr. Residence), Ser. A, 6s, 5/1/39	B+/P	1,250,000	808,550
NY City, Indl. Dev. Agcy. Rev. Bonds
(Yankee Stadium - Pilot), AGO, 7s, 3/1/49	AAA	1,000,000	1,095,060
(Staten Island U. Hosp. Project), 6.45s, 7/1/32	Ba2	1,450,000	1,126,984
(Brooklyn Navy Yard Cogen. Partners), 5.65s, 10/1/28	BB+	3,250,000	2,164,825
NY City, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Staten Island U. Hosp.), Ser. A, 6 3/8s, 7/1/31	Ba2	615,000	475,961
(Bronx Pkg. Dev. Co., LLC), 5 3/4s, 10/1/37	BB/P	3,500,000	1,925,035
NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(JFK Intl. Arpt.), Ser. A, 8s, 8/1/12	B-	4,500,000	4,093,965
(American Airlines - JFK Intl. Arpt.), 7 1/2s, 8/1/16	B-	11,165,000	9,040,524
(British Airways PLC), 5 1/4s, 12/1/32	Ba1	2,325,000	1,157,920
(Jetblue Airways Corp.), 5 1/8s, 5/15/30	B-	3,680,000	1,889,128
(Jetblue Airways Corp.), 5s, 5/15/20	B-	675,000	414,275
NY State Dorm. Auth. Non-State Supported Debt Rev.
Bonds
(Orange Regl. Med. Ctr.), 6 1/4s, 12/1/37	Ba1	1,700,000	1,272,960

(NYU Hosp. Ctr.), Ser. B, 5 1/4s, 7/1/24	Baa2	2,155,000	1,774,384
NY State Energy Research & Dev. Auth. Gas Fac. Rev.
Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A+	1,800,000	1,799,604
Oneida Cnty., Indl. Dev. Agcy. Rev. Bonds (St.
Elizabeth Med.), Ser. A, 5 7/8s, 12/1/29	BB+/P	1,500,000	1,117,905
Port Auth. NY & NJ Special Oblig. Rev. Bonds (Kennedy
Intl. Arpt. - 4th Installment), 6 3/4s, 10/1/11	BB+/P	1,900,000	1,784,708
Seneca Cnty., Indl. Dev. Agcy. Solid Waste Disp.
Mandatory Put Bonds (Seneca Meadows, Inc.), 3.33s,
10/1/13	B+	1,660,000	1,456,534
Suffolk Cnty., Indl. Dev. Agcy. Rev. Bonds (Peconic
Landings), Ser. A, 8s, 10/1/20	BB-/P	3,815,000	3,660,874
Suffolk Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Southampton Hosp. Assn.), Ser. B, 7 5/8s, 1/1/30	B-/P	3,575,000	3,098,916
(Gurwin Jewish-Phase II), 6.7s, 5/1/39	B+/P	990,000	708,167
Yonkers, Indl. Dev. Agcy. Civic Fac. Rev. Bonds (St.
John's Riverside Hosp.), Ser. A, 7 1/8s, 7/1/31	B-	500,000	355,185
			43,123,639

North Carolina (1.0%)
NC Cap. Fin. Agcy. Edl. Fac. Rev. Bonds (Meredith
College), 6s, 6/1/31	BBB	1,000,000	947,360
NC Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds
(Deerfield), Ser. A, 6 1/8s, 11/1/38	BBB+/F	400,000	324,644
(First Mtge. - Presbyterian Homes), 5 3/8s, 10/1/22	BB/P	4,250,000	3,444,710
NC Med. Care Comm. Retirement Fac. Rev. Bonds
(Carolina Village), 6s, 4/1/38	BB/P	2,500,000	1,743,225
(First Mtge. United Methodist), Ser. C, 5 1/2s, 10/1/32	BB+/P	2,000,000	1,443,300
(First Mtge. United Methodist), Ser. C, 5 1/4s, 10/1/24	BB+/P	200,000	154,566
			8,057,805

Ohio (3.5%)
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. A-2, 5 7/8s, 6/1/30	BBB	5,000,000	3,374,300
Ser. A-2, 5 3/4s, 6/1/34	BBB	24,800,000	14,744,591
Ser. A-2, 5 1/8s, 6/1/24	BBB	915,000	722,393
Ser. A-3, stepped-coupon bond, zero%, (6.25s,
12/1/12), 6/1/37 (STP)	BBB	13,800,000	5,825,118
Coshocton Cnty., Env. 144A Rev. Bonds (Smurfit-Stone
Container Corp.), 5 1/8s, 8/1/13 (In default) (NON)	D	1,600,000	272,000
Hickory Chase, Cmnty. Auth. Infrastructure Impt. Rev.
Bonds (Hickory Chase), 7s, 12/1/38	BB-/P	1,695,000	1,219,519
Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst.),
Ser. C, 6s, 8/15/43	Baa1	1,550,000	1,306,650
OH State Env. Impt. Rev. Bonds (USX Corp.), 5 5/8s,
5/1/29	Baa1	750,000	640,628
OH State Wtr. Dev. Auth. Solid Waste Disp. Rev. Bonds
(Bay Shore Power Co.), Ser. A, 5 7/8s, 9/1/20	BB+/P	1,100,000	899,437
			29,004,636

Oklahoma (0.7%)
OK State Tpk. Auth. VRDN, Ser. F, 0.45s, 1/1/28	VMIG1	5,500,000	5,500,000
			5,500,000

Oregon (0.8%)
Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds
(Terwilliger Plaza), 6 1/2s, 12/1/29	BB-/P	8,500,000	6,682,190
OR State Hsg. & Cmnty. Svcs. Dept. Rev. Bonds (Single
Fam. Mtge.), Ser. B, 5 3/8s, 7/1/34	Aa2	2,000	2,000
			6,684,190

Pennsylvania (6.4%)
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds
(Hlth. Syst.), Ser. B, 9 1/4s, 11/15/15 (Prerefunded)	AAA	5,545,000	6,153,786
(Hlth. Syst.-West PA), Ser. A, 5 3/8s, 11/15/40	BB	15,615,000	8,213,958
Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds (Env.
Impt.), 5 1/2s, 11/1/16	BB	4,055,000	3,541,759
Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev.
Bonds (Ann's Choice, Inc.), Ser. A
6 1/8s, 1/1/25	BB/P	3,840,000	2,834,227
5.1s, 1/1/12	BB/P	600,000	555,672
Carbon Cnty., Indl. Dev. Auth. Rev. Bonds (Panther
Creek Partners), 6.65s, 5/1/10	BBB-	2,275,000	2,276,183
Chester Cnty., Hlth. & Ed. Fac. Auth. Rev. Bonds
(Jenners Pond, Inc.)
7 5/8s, 7/1/34 (Prerefunded)	AAA/P	1,700,000	2,038,606
7 1/4s, 7/1/24 (Prerefunded)	AAA/P	1,725,000	2,048,817
Cumberland Cnty., Muni. Auth. Rev. Bonds (Diakon
Lutheran Ministries), 5s, 1/1/36	BBB+/F	1,790,000	1,188,667
Delaware Cnty., College Auth. Rev. Bonds (Neumann
College), 6 1/4s, 10/1/38	BBB	925,000	777,999
Delaware Cnty., Indl. Dev. Auth. Resource Recvy. Rev.
Bonds, Ser. A, 6.1s, 7/1/13	Ba1	1,510,000	1,509,849
Lancaster Cnty., Hosp. Auth. Rev. Bonds (Brethren
Village), Ser. A
6 1/2s, 7/1/40	BB-/F	3,000,000	2,343,809
6 3/8s, 7/1/30	BB-/P	1,375,000	1,100,330
Lebanon Cnty., Hlth. Facs. Rev. Bonds (Pleasant View
Retirement), Ser. A, 5 1/8s, 12/15/20	BB/P	1,000,000	739,480
Montgomery Cnty., Indl. Auth. Resource Recvy. Rev.
Bonds (Whitemarsh Cont Care), 6 1/4s, 2/1/35	B-/P	2,400,000	1,360,584
New Morgan, Indl. Dev. Auth. Solid Waste Disp. Rev.
Bonds (New Morgan Landfill Co., Inc.), 6 1/2s, 4/1/19	BBB	2,830,000	2,832,038

PA Econ. Dev. Fin. Auth. Exempt Fac. Rev. Bonds
(Reliant Energy), Ser. B, 6 3/4s, 12/1/36	Ba3	2,600,000	2,399,384
PA State Econ. Dev. Fin. Auth. Resource Recvy. Rev.
Bonds (Northampton Generating), Ser. A, 6 1/2s, 1/1/13	B-	3,000,000	2,046,150
PA State Higher Edl. Fac. Auth. Rev. Bonds
(Edinboro U.), 5 7/8s, 7/1/38	Baa3	1,000,000	788,100
(Widener U.), 5.4s, 7/15/36	BBB+	1,500,000	1,244,340
Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds
(Graduate Hlth. Syst. Oblig. Group), 7 1/4s, 7/1/18
(In default) (NON)	D/P	5,515,765	1,655
Philadelphia, Hosp. & Higher Edl. Fac. Auth. Hosp.
Rev. Bonds (Graduate Hlth. Syst.), Ser. B, 6 1/4s,
7/1/13 (In default) (NON)	D/P	535,300	161
Susquehanna, Area Regl. Arpt. Syst. Auth. Rev. Bonds,
Ser. A, 6 1/2s, 1/1/38	Baa3	2,675,000	1,885,046
Washington Cnty., Indl. Dev. Auth. Hlth. Care Fac.
Rev. Bonds (First Mtge. AHF/Central), 7 3/4s, 1/1/29	B/P	1,245,000	1,028,233
West Shore, Area Hosp. Auth. Rev. Bonds (Holy Spirit
Hosp.), 6 1/4s, 1/1/32	BBB	2,000,000	1,652,400
York Cnty., Indl. Dev. Auth. Rev. Bonds (PSEG Power,
LLC), Ser. A, 5 1/2s, 9/1/20	Baa1	2,000,000	1,960,260
			52,521,493

Puerto Rico (2.9%)
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds,
Ser. A
6s, 7/1/44	Baa3	14,500,000	13,633,624
6s, 7/1/38	Baa3	2,250,000	2,123,078
Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control
Fac. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	7,400,000	6,709,210
U. of PR Rev. Bonds, Ser. P, 5s, 6/1/24	Baa2	1,500,000	1,249,905
			23,715,817

Rhode Island (0.3%)
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A
6 1/4s, 6/1/42	BBB	1,310,000	968,156
6 1/8s, 6/1/32	BBB	1,465,000	1,099,263
			2,067,419

South Carolina (0.9%)
Georgetown Cnty., Env. Impt. Rev. Bonds (Intl. Paper
Co.), Ser. A, 5.3s, 3/1/28	BBB	500,000	337,780
Piedmont, Muni. Elec. Pwr. Agcy. Rev. Bonds
(Unrefunded Balance 2004), Ser. A, FGIC, 6 1/2s, 1/1/16	Baa1	2,410,000	2,574,386
SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds
(Palmetto Hlth.), Ser. A, 7 3/8s, 12/15/21
(Prerefunded)	AAA/P	3,800,000	4,229,476
			7,141,642

South Dakota (0.3%)
SD Edl. Enhancement Funding Corp. SD Tobacco Rev.
Bonds, Ser. B, 6 1/2s, 6/1/32	BBB	3,615,000	2,703,333
			2,703,333

Tennessee (1.3%)
Chattanooga, Hlth. Edl. & Hsg. Fac. Board VRDN
(Catholic Hlth. Initiatives), Ser. C, 0.39s, 5/1/39	VMIG1	800,000	800,000
Elizabethton, Hlth. & Edl. Fac. Board Rev. Bonds
(Hosp. Ref. & Impt.), Ser. B, 8s, 7/1/33 (Prerefunded)	BBB+/F	4,000,000	4,651,120
Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds
(First Mtge. Mountain States Hlth.), Ser. A
7 1/2s, 7/1/25 (Prerefunded)	Baa1	3,000,000	3,418,500
5 1/2s, 7/1/36	Baa1	1,900,000	1,485,249
			10,354,869

Texas (7.4%)
Abilene, Hlth. Fac. Dev. Corp. Rev. Bonds (Sears
Methodist Retirement), Ser. A
7s, 11/15/33	B+/P	2,500,000	1,780,550
5.9s, 11/15/25	B+/P	6,850,000	4,667,659
Alliance, Arpt. Auth. Rev. Bonds (Federal Express
Corp.), 4.85s, 4/1/21	Baa2	4,000,000	3,129,320
Bexar Cnty., Hsg. Fin. Auth. Corp. Rev. Bonds
(American Opty-Waterford), Ser. A1, 7s, 12/1/36	Baa3	4,500,000	3,386,295
Brazoria Cnty., Brazos River Harbor Naval Dist. Env.
FRN (Dow Chemical Co.), Ser. A-4, 5.95s, 5/15/33	BBB-	1,150,000	934,352
Brazos River, Auth. Poll. Control Rev. Bonds
Ser. D-1, 8 1/4s, 5/1/33	Caa2	3,000,000	1,356,450
(TXU Energy Co., LLC), 5s, 3/1/41	Caa2	1,000,000	372,320
Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory
Put Bonds (Dow Chemical), 5.9s, 5/1/28	BBB-	1,850,000	1,552,816
Cedar Hill, Indpt. School Dist. G.O. Bonds (School
Impt.), FGIC, zero %, 8/15/31	AA-	6,045,000	1,640,855
Crawford Ed. Fac. Rev. Bonds (U. St. Thomas), 5 3/8s,
10/1/27	BBB+	3,985,000	3,291,730
Dallas-Fort Worth, Intl. Arpt. Fac. Impt. Rev. Bonds
(American Airlines, Inc.), 6 3/8s, 5/1/35	CCC+	2,515,000	1,043,725
Houston, Arpt. Syst. Rev. Bonds
(Continental Airlines, Inc.), Ser. E, 7s, 7/1/29	B3	500,000	345,000
(Continental Airlines, Inc.), Ser. E, 6 3/4s, 7/1/29	B3	4,595,000	3,170,550
(Special Fac. - Continental Airlines, Inc.), Ser. E,
6 3/4s, 7/1/21	B3	8,400,000	6,384,000

(Continental Airlines, Inc.), Ser. C, 5.7s, 7/15/29	B3	3,000,000	1,653,390
Lufkin, Hlth. Fac. Dev. Corp. Hlth. Syst. Rev. Bonds
(Memorial Hlth. Syst. of East TX)
5 1/2s, 2/15/32	BBB+	1,500,000	1,068,420
5 1/4s, 2/15/27	BBB+	625,000	458,144
Matagorda Cnty., Poll. Control Rev. Bonds (Dist. No.
1), Ser. A, AMBAC, 4.4s, 5/1/30	A	3,000,000	2,243,190
Mission, Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds
(Allied Waste N.A. Inc.), Ser. A, 5.2s, 4/1/18	BBB	6,650,000	6,208,374
North TX, Thruway Auth. Rev. Bonds (Toll 2nd Tier),
Ser. F, 5 3/4s, 1/1/38	A3	3,370,000	3,137,841
North TX, Thruway Auth. stepped-coupon Rev. Bonds,
zero %, (6.5s, 1/1/15), 1/1/43 (STP)	A2	5,300,000	3,457,985
Sam Rayburn Muni. Pwr. Agcy. Rev. Bonds, 6s, 10/1/21	Baa2	6,300,000	5,807,340
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement
Fac. Rev. Bonds (Northwest Sr. Hsg. Edgemere), Ser. A,
5 3/4s, 11/15/16	BB-/P	775,000	684,178
Tomball, Hosp. Auth. Rev. Bonds (Tomball Regl. Hosp.),
6s, 7/1/25	Baa3	4,945,000	3,734,563
			61,509,047

Utah (0.5%)
Carbon Cnty., Solid Waste Disp. Rev. Bonds (Laidlaw
Env.), Ser. A
7 1/2s, 2/1/10	BBB	1,000,000	1,003,470
7.45s, 7/1/17	B+/P	600,000	596,160
Tooele Cnty., Harbor & Term. Dist. Port Fac. Rev.
Bonds (Union Pacific), Ser. A, 5.7s, 11/1/26
(Prerefunded)	Baa2	3,000,000	2,729,760
			4,329,390

Virginia (2.8%)
Albemarle Cnty., Indl. Dev. Auth. Res. Care Fac. Rev.
Bonds (Westminster-Canterbury), 5s, 1/1/31	B+/P	1,100,000	714,538
Chesterfield Cnty., Hlth. Ctr. Cmnty. Res. Care Fac.
Rev. Bonds (Lucy Corr Village), Ser. A, 6 1/4s, 12/1/38	BB-/P	2,000,000	1,417,000
Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev.
Bonds (United Methodist), Ser. A
6.7s, 6/1/27	BB+/P	3,860,000	3,251,934
6 1/2s, 6/1/22	BB+/P	3,000,000	2,580,270
Hopewell, Indl. Dev. Auth. Env. Impt. Rev. Bonds
(Smurfit-Stone Container Corp.), 5 1/4s, 6/1/15
(In default) (NON)	D	2,000,000	340,000
James Cnty., Indl. Dev. Auth. Rev. Bonds
(Williamsburg), Ser. A, 6 1/8s, 3/1/32	BB-/P	2,500,000	1,753,300
Lexington, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds
(Kendal at Lexington), Ser. A, 5 1/2s, 1/1/37	B+/P	1,460,000	957,556
Peninsula Ports Auth. Rev. Bonds (VA Baptist Homes),
Ser. A, 7 3/8s, 12/1/32 (Prerefunded)	AAA	4,000,000	4,882,000
WA Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds
(Mountain States Hlth. Alliance), Ser. C, 7 3/4s,
7/1/38	Baa1	5,100,000	5,224,389
Winchester, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds
(Westminster-Canterbury), Ser. A
5.3s, 1/1/35	BB/P	2,000,000	1,252,460
5.2s, 1/1/27	BB/P	1,300,000	872,105
			23,245,552

Washington (1.9%)
Tobacco Settlement Auth. of WA Rev. Bonds
6 5/8s, 6/1/32	BBB	6,250,000	4,741,188
6 1/2s, 6/1/26	BBB	10,200,000	9,666,744
WA State Hlth. Care Fac. Auth. Rev. Bonds, Ser. C,
Radian Insd., 5 3/8s, 8/15/28	Baa2	1,500,000	1,142,595
			15,550,527

West Virginia (1.0%)
Pleasants Cnty., Poll. Control Rev. Bonds (Allegheny),
Ser. F, 5 1/4s, 10/15/37	Baa2	4,500,000	3,654,495
Princeton, Hosp. Rev. Bonds (Cmnty. Hosp. Assn.,
Inc.), 6.1s, 5/1/29	BB-	4,525,000	3,198,993
WV State Hosp. Fin. Auth. Rev. Bonds (Thomas Hlth.
Syst.), 6 3/4s, 10/1/43	B/P	2,330,000	1,810,969
			8,664,457

Wisconsin (2.5%)
Badger, Tobacco Settlement Asset Securitization Corp.
Rev. Bonds
7s, 6/1/28 (Prerefunded)	AAA	2,280,000	2,603,350
6 3/8s, 6/1/32 (Prerefunded)	AAA	13,250,000	14,884,387
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds (Prohealth
Care, Inc.), 6 5/8s, 2/15/39	A1	3,000,000	2,994,300
			20,482,037

Total municipal bonds and notes (cost $985,157,441)			$798,173,505

PREFERRED STOCKS (1.4%)(a)
		Shares	Value

Charter Mac. Equity Trust 144A Ser. A, 6.625% cum.
pfd.		2,000,000	$2,001,480
MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A,
6.875% cum. pfd.		6,000,000	4,494,480

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A-2,
4.90% cum. pfd.				2,000,000	1,332,080
MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. B,
7 3/4s cum. pfd.				6,000,000	4,044,060

Total preferred stocks (cost $16,000,000)					$11,872,100

COMMON STOCKS (0.0%)(a)
				Shares	Value

Tembec, Inc. (Canada) (NON)				10,751	$8,744

Total common stocks (cost $8,077,612)					$8,744

WARRANTS (0.0%)(a)(NON)
		Expiration	Strike
		date	Price	Warrants	Value

Tembec, Inc. (Canada)	CAD	3/03/12	0.1300000	23,892	$3,105

Total warrants (cost $979,144)					$3,105

SHORT-TERM INVESTMENTS (0.1%)(a)(NON)
			Principal amount		Value

SSgA Prime Money Market Fund (i)				940,000	$940,000

Total short-term investments (cost $940,000)					$940,000

TOTAL INVESTMENTS

Total investments (cost $1,011,154,197)(b)					$810,997,454

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/09 (Unaudited)

			Fixed payments	Total return
Swap counterparty /		Termination	received (paid) by	received by	Unrealized
Notional amount		date	fund per annum	or paid by fund	appreciation

Citibank, N.A.
	$20,000,000	6/15/09	-	4.19% minus	$831,760
				Municipal Market
				Data Index AAA
				municipal yields
				15 Year rate

Total					$831,760

Key to holdings currency abbreviations

CAD Canadian Dollar

NOTES

(a) Percentages indicated are based on net assets of $826,726,349.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at April 30, 2009 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at April 30, 2009. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at April 30, 2009 and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $1,010,792,209, resulting in gross unrealized appreciation and depreciation of $16,959,891 and $216,754,646, respectively, or net unrealized depreciation of $199,794,755.

(NON) Non-income-producing security.

(i) Securities purchased with cash or received, that were pledged to the fund for collateral on certain derivative contracts.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on VRDN, Mandatory Put Bonds, FRB and FRN are the current interest rates at April 30, 2009.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The fund had the following sector concentrations greater than 10% at April 30, 2009 (as a percentage of net assets):

Healthcare	34.1%
Prerefunded	12.1
Utilities	11.4

Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Total return swap contracts: The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian; collateral pledged by the fund is segregated by the fund’s custodian and identified in The fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of April 30, 2009:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$951,849	$--

Level 2	810,045,605	831,760

Level 3	--	--

Total	$810,997,454	$831,760

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161") - an amendment of FASB Statement No. 133, was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about how and why an entity uses derivative instruments and how derivative instruments affect an entity's financial position.

Fair Values of Derivative Instruments as of April 30, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging
instruments under Statement 133	Fair value	Fair value

Interest rate contracts	$831,760	$--

Foreign exchange contracts	--	--

Credit contracts	--	--

Equity contracts	--	--

Total	$831,760	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Free Income Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: June 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: June 26, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: June 26, 2009